Supplemental Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flows Information Abstract
Share issue costs included in accounts payable	$ 51	$ 4
Deferred financing costs reclassified to share issue costs	0	10
Mineral property acquisition costs included in accounts payable	$ 0	$ 6